RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties for amount due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 8,478	$ 153,880	$ 8,591
Equity method investments
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	600	0	0
Beijing Infinities
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	60,000	0
Oak Pacific Investment
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	7,878	93,880	0
Suzhou Youge Interconnection Venture Capital Center [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 0	$ 0	$ 8,591